Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	$ 30,833	$ 15,391	$ 11,119
Deduct: share of profit after tax of equity accounted units	(1,042)	(652)	(301)
Impairment after tax of investment in equity accounted units	0	339	0
Parent companies' and subsidiaries' profit before tax	$ 29,791	$ 15,078	$ 10,818
Applicable tax rate	19.00%	19.00%	19.00%
Prima facie tax payable at UK rate of 19% (2020: 19%; 2019: 19%)	$ 5,660	$ 2,865	$ 2,055
Tax Effect From Higher Rate Of Taxation On Underlying Earnings	2,693	1,779	1,495
Other tax rates applicable outside the UK and Australia on underlying earnings	110	(80)	(110)
Impact of items excluded in arriving at underlying earnings
– Impairment charges	(21)	44	340
– Net gains and losses on consolidation and disposal of interests in businesses	0	0	55
– Exchange and gains/losses on derivatives	(126)	260	(22)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	84	(24)	0
– Utilisation of capital losses on the gain from the recognition of the wharf at Kitimat, Canada	(64)	0	0
– Other exclusions	0	0	38
Impact of changes in tax rates and laws	0	0	1
Resource depletion and other depreciation allowances	(52)	(34)	(57)
Recognition of previously recognised deferred tax assets	(212)	(182)	0
Write-down of previously recognised deferred tax assets	0	173	42
Amounts under/(over) provided in prior years	63	9	83
Other items	123	181	227
Total taxation charge	8,258	4,991	4,147
Groups share of profit of equity accounted units net of tax	(659)	(363)	(190)
Income tax credit on impairment of equity accounted units	$ 0	$ 29	$ 0
Weighted Average Statutory Tax Rate	29.00%	30.00%	31.00%